UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

certified shareholder report of registered management
investment companies

Investment Company Act File Number 811-22700

Exchange Listed Funds Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, OK 73120

(Address of principal executive offices) (Zip code)

J. Garrett Stevens

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, OK 73120

(Name and address of agent for service)

Copy to:

Chapman and Cutler LLP

320 South Canal Street

Chicago, IL 60606

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: April 30, 2025

Date of reporting period: October 31, 2024

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1) is attached hereto.

Cabana Target Beta ETF

(TDSB) NASDAQ Stock Market, LLC

Semi-Annual Shareholder Report - October 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Cabana Target Beta ETF for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at https://www.cabanaetfs.com/investor-materials. You can also request this information by contacting us at 866-239-9536 .

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cabana Target Beta ETF	$36	0.69%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$90,559,686
Number of Portfolio Holdings	12
Total Advisory Fee Paid	$363,047
Portfolio Turnover Rate	0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-2.4%
Money Market Funds	3.1%
Specialty	10.2%
Fixed Income	43.6%
Equity	45.5%

Top 10 Holdings (% of net assets)

Consumer Staples Select Sector SPDR Fund	15.6%
SPDR Nuveen Bloomberg High Yield Municipal Bond ETF	14.8%
Energy Select Sector SPDR Fund	14.7%
Vanguard Long-Term Treasury ETF	14.3%
Invesco DB US Dollar Index Bullish Fund	10.2%
Vanguard Long-Term Bond ETF	9.6%
Invesco Nasdaq 100 ETF	5.3%
JPMorgan Equity Premium Income ETF	5.0%
Health Care Select Sector SPDR Fund	4.9%
iShares 7-10 Year Treasury Bond ETF	4.9%

Material Fund Changes

No material changes occurred during the period ended October 31, 2024.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.cabanaetfs.com/investor-materials ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 103124-TDSB

Cabana Target Drawdown 10 ETF

(TDSC) NASDAQ Stock Market, LLC

Semi-Annual Shareholder Report - October 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Cabana Target Drawdown 10 ETF for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at https://www.cabanaetfs.com/investor-materials. You can also request this information by contacting us at 866-239-9536.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cabana Target Drawdown 10 ETF	$36	0.69%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$201,463,803
Number of Portfolio Holdings	11
Total Advisory Fee Paid	$785,380
Portfolio Turnover Rate	0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.8%
Money Market Funds	1.6%
Commodity	8.8%
Equity	90.4%

Top 10 Holdings (% of net assets)

Invesco Nasdaq 100 ETF	16.1%
iShares Select Dividend ETF	15.7%
Health Care Select Sector SPDR Fund	14.7%
Energy Select Sector SPDR Fund	12.9%
Utilities Select Sector SPDR Fund	11.2%
Pimco Commodity Strategy Active ETF	8.8%
Technology Select Sector SPDR Fund	5.3%
Vanguard Large-Cap ETF	5.3%
Consumer Staples Select Sector SPDR Fund	5.0%
iShares Latin America 40 ETF	4.2%

Material Fund Changes

No material changes occurred during the period ended October 31, 2024.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.cabanaetfs.com/investor-materials ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 103124-TDSC

Cabana Target Leading Sector Moderate ETF

(CLSM) NASDAQ Stock Market, LLC

Semi-Annual Shareholder Report - October 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Cabana Target Leading Sector Moderate ETF for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at https://www.cabanaetfs.com/investor-materials. You can also request this information by contacting us at 866-239-9536 .

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cabana Target Leading Sector Moderate ETF	$36	0.69%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$150,060,289
Number of Portfolio Holdings	5
Total Advisory Fee Paid	$590,549
Portfolio Turnover Rate	0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.9%
Equity	99.1%

Top 10 Holdings (% of net assets)

Invesco Nasdaq 100 ETF	32.6%
Health Care Select Sector SPDR Fund	29.7%
Energy Select Sector SPDR Fund	26.1%
Technology Select Sector SPDR Fund	5.4%
iShares Select Dividend ETF	5.3%

Material Fund Changes

No material changes occurred during the period ended October 31, 2024.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.cabanaetfs.com/investor-materials ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 103124-CLSM

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Investments.

(a) The Schedule of Investments is included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b) Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

Financial statements and financial highlights are filed herein.

EXCHANGE LISTED FUNDS TRUST

Cabana Target Beta ETF (TDSB)

Cabana Target Drawdown 10 ETF (TDSC)

Cabana Target Leading Sector Moderate ETF (CLSM)

Semi-Annual Financials and Other Information

October 31, 2024

(Unaudited)

Exchange Listed Funds Trust TABLE OF CONTENTS October 31, 2024

Financial Statements (Form NCSRS, Item 7)

For additional information about the Funds; including each Fund’s prospectus, financial information, holdings, and proxy voting information, call or visit:

•   866-239-9536

•   https://www.cabanaetfs.com/investor-materials

i

CABANA TARGET BETA ETF SCHEDULE OF INVESTMENTS (Unaudited) October 31, 2024
	Shares	Fair Value
EXCHANGE-TRADED FUNDS — 99.3%
Equity — 45.5%
Consumer Staples Select Sector SPDR Fund	175,799	$14,085,015
Energy Select Sector SPDR Fund	150,274	13,312,774
Health Care Select Sector SPDR Fund	30,160	4,429,599
Invesco Nasdaq 100 ETF	24,285	4,835,872
JPMorgan Equity Premium Income ETF	77,130	4,526,760
		41,190,020

Fixed Income — 43.6%
iShares 7-10 Year Treasury Bond ETF	46,657	4,410,020
SPDR Nuveen Bloomberg High Yield Municipal Bond ETF(b)	517,580	13,389,794
Vanguard Long-Term Bond ETF	122,250	8,702,978
Vanguard Long-Term Treasury ETF(b)	223,395	12,985,951
		39,488,743

Specialty — 10.2%
Invesco DB US Dollar Index Bullish Fund	317,524	9,271,701

Total Exchange-Traded Funds (Cost $88,853,532)		89,950,464

SHORT-TERM INVESTMENTS — 3.1%

Fidelity Investments Money Market Funds, Institutional, 5.02%(a)(c)	2,762,750	2,762,750
Total Short-Term Investments (Cost $2,762,750)

Total Investments — 102.4% (Cost $91,616,282)		92,713,214

Liabilities in Excess of Other Assets — (2.4)%		(2,153,528)

TOTAL NET ASSETS — 100.0%		$90,559,686

ETF   - Exchange-Traded Fund

SPDR - Standard & Poor’s Depositary Receipt

(a)    The rate is the annualized seven-day yield at period end

(b)    All or a portion of the security is on loan. The total fair value of the securities on loan as of October 31, 2024 was $2,701,101.

(c)   Security was purchased with cash received as collateral for securities on loan at October 31, 2024. Total collateral had a value of $2,762,750 at October 31, 2024.

See accompanying Notes to Financial Statements.

CABANA TARGET BETA ETF SUMMARY OF INVESTMENTS (Unaudited) October 31, 2024
Security Type/Sector	Percent of Total Net Assets
Exchange-Traded Funds
Equity	45.5%
Fixed Income	43.6%
Specialty	10.2%
Total Exchange-Traded Funds	99.3%
Short-Term Investments	3.1%
Total Investments	102.4%
Liabilities in Excess of Other Assets	(2.4)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

CABANA TARGET DRAWDOWN 10 ETF SCHEDULE OF INVESTMENTS (Unaudited) October 31, 2024
	Shares	Fair Value
EXCHANGE-TRADED FUNDS — 99.2%
Commodity — 8.8%
Pimco Commodity Strategy Active ETF(d)	680,610	$17,702,666
Equity — 90.4%
Consumer Staples Select Sector SPDR Fund	124,526	9,977,023
Energy Select Sector SPDR Fund	293,682	26,017,288
Health Care Select Sector SPDR Fund	201,331	29,569,484
Invesco Nasdaq 100 ETF	162,915	32,441,264
iShares Latin America 40 ETF(b)	342,822	8,433,421
iShares Select Dividend ETF	234,608	31,613,428
Technology Select Sector SPDR Fund	48,244	10,721,747
Utilities Select Sector SPDR Fund	283,444	22,650,010
Vanguard Large-Cap ETF	40,852	10,666,049
		182,089,714
Total Exchange-Traded Funds (Cost $188,341,594)		199,792,380

SHORT-TERM INVESTMENTS — 1.6%

Fidelity Investments Money Market Funds, Institutional, 5.02%(a)(c)	3,221,750	3,221,750
Total Short-Term Investments (Cost $3,221,750)

Total Investments — 100.8% (Cost $191,563,344)		203,014,130

Liabilities in Excess of Other Assets — (0.8)%		(1,550,327)

TOTAL NET ASSETS — 100.0%		$201,463,803

ETF   - Exchange-Traded Fund

SPDR - Standard & Poor’s Depositary Receipt

(a)    The rate is the annualized seven-day yield at period end.

(b)    All or a portion of the security is on loan. The total fair value of the securities on loan as of October 31, 2024 was $3,152,340.

(c)   Security was purchased with cash received as collateral for securities on loan at October 31, 2024. Total collateral had a value of $3,221,750 at October 31, 2024.

(d)     Affiliated issuer.

Other Affiliated Investments

Fiscal period to date transactions with investments which are or were affiliates are as follows:

Affiliate	Value at beginning of the period	Purchases Cost	Sales Proceeds	Net Realized Gain/ (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at the end of the period	Number of Shares at the end of the period	Dividend Income	Capital Gain Distributions
Pimco Commodity Strategy Active ETF	$23,721,119	$—	$(4,990,368)	$(199,271)	$(828,814)	$17,702,666	680,610	$—	$—
Total	$23,721,119	$—	$(4,990,368)	$(199,271)	$(828,814)	$17,702,666	680,610	$—	$—

See accompanying Notes to Financial Statements.

CABANA TARGET DRAWDOWN 10 ETF SUMMARY OF INVESTMENTS (Unaudited) October 31, 2024
Security Type/Sector	Percent of Total Net Assets
Exchange-Traded Funds
Commodity	8.8%
Equity	90.4%
Total Exchange-Traded Funds	99.2%
Short-Term Investments	1.6%
Total Investments	100.8%
Liabilities in Excess of Other Assets	(0.8)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

CABANA TARGET LEADING SECTOR MODERATE ETF SCHEDULE OF INVESTMENTS (Unaudited) October 31, 2024
	Shares	Fair Value
EXCHANGE-TRADED FUNDS — 99.1%
Equity — 99.1%
Energy Select Sector SPDR Fund	442,700	$39,218,793
Health Care Select Sector SPDR Fund	303,439	44,566,086
Invesco Nasdaq 100 ETF	245,571	48,900,553
iShares Select Dividend ETF	58,972	7,946,477
Technology Select Sector SPDR Fund	36,359	8,080,424
		148,712,333
Total Exchange-Traded Funds (Cost $142,917,468)		148,712,333

Total Investments — 99.1% (Cost $142,917,468)		148,712,333

Other Assets in Excess of Liabilities — 0.9%		1,347,956

TOTAL NET ASSETS — 100.0%		$150,060,289

ETF   - Exchange-Traded Fund

SPDR - Standard & Poor’s Depositary Receipt

See accompanying Notes to Financial Statements.

CABANA TARGET LEADING SECTOR MODERATE ETF SUMMARY OF INVESTMENTS (Unaudited) October 31, 2024
Security Type/Sector	Percent of Total Net Assets
Exchange-Traded Funds
Equity	99.1%
Total Exchange-Traded Funds	99.1%
Total Investments	99.1%
Other Assets in Excess of Liabilities	0.9%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST Statements of Assets and Liabilities (Unaudited) October 31, 2024
	Cabana Target Beta ETF	Cabana Target Drawdown 10 ETF	Cabana Target Leading Sector Moderate ETF
Assets
Unaffiliated investments, at value(a)	$92,713,214	$185,311,464	$148,712,333
Affiliated investments, at value	—	17,702,666	—
Cash	661,806	1,790,303	1,452,092
Dividends and interest receivable	2,398	6,421	5,294
Securities lending income receivable	303	945	204
Total Assets	93,377,721	204,811,799	150,169,923
Liabilities
Payable upon return on securities loaned	2,762,750	3,221,750	—
Advisory fee payable	55,285	126,246	94,500
Payable for fund shares redeemed	—	—	15,134
Total Liabilities	2,818,035	3,347,996	109,634
Net Assets	$90,559,686	$201,463,803	$150,060,289
Net Assets consist of:
Paid-in capital	168,579,181	575,898,444	363,020,661
Distributable earnings (loss)	(78,019,495)	(374,434,641)	(212,960,372)
Net Assets	$90,559,686	$201,463,803	$150,060,289
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	4,075,000	8,041,665	7,156,941
Net Asset Value, Offering and Redemption Price Per Share	$22.22	$25.05	$20.97
Unaffiliated investments, at cost	$91,616,282	$172,798,926	$142,917,468
Affiliated investments, at cost	$—	$18,764,418	$—
(a) Market value of securities on loan	$2,701,101	$3,152,340	$—

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST Statements of Operations (Unaudited) For the Six Months Ended October 31, 2024
	Cabana Target Beta ETF	Cabana Target Drawdown 10 ETF	Cabana Target Leading Sector Moderate ETF
Investment Income
Dividend income	$1,656,652	$3,118,201	$1,465,315
Interest income	19,220	27,200	21,580
Securities lending income (net)	20,525	6,236	1,890
Total investment income	1,696,397	3,151,637	1,488,785

Expenses
Advisory fees	420,924	910,586	684,688
Total expenses	420,924	910,586	684,688
Waiver	(57,877)	(125,206)	(94,139)
Net Expenses	363,047	785,380	590,549
Net Investment Income	1,333,350	2,366,257	898,236

Net Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on:
Unaffiliated investments	—	—	414,576
Unaffiliated In-kind redemptions	855,756	2,844,141	1,442,977
Affiliated In-kind redemptions	—	(199,271)	—
	855,756	2,644,870	1,857,553
Net Change in Unrealized Gain (Loss) on:
Unaffiliated investments	2,554,552	13,164,710	8,174,868
Affiliated investments	—	(828,814)	—
	2,554,552	12,335,896	8,174,868

Net Realized and Unrealized Gain (Loss) on Investments	3,410,308	14,980,766	10,032,421
Net Increase (Decrease) in Net Assets Resulting From Operations	$4,743,658	$17,347,023	$10,930,657

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST Statements of Changes in Net Assets
	Cabana Target Beta ETF		Cabana Target Drawdown 10 ETF		Cabana Target Leading Sector Moderate ETF
	Six Months Ended October 31, 2024 (Unaudited)	Year Ended April 30, 2024	Six Months Ended October 31, 2024 (Unaudited)	Year Ended April 30, 2024	Six Months Ended October 31, 2024 (Unaudited)	Year Ended April 30, 2024
Operations
Net investment income (loss)	$1,333,350	$3,774,030	$2,366,257	$8,115,741	$898,236	$4,082,125
Net realized gain (loss) from investment transactions	855,756	3,974,179	2,644,870	20,559,104	1,857,553	(3,252,322)

Net change in unrealized gain (loss) of investment transactions	2,554,552	(1,948,601)	12,335,896	(5,565,276)	8,174,868	(4,482,540)
Net Increase (Decrease) in Net Assets Resulting From Operations	4,743,658	5,799,608	17,347,023	23,109,569	10,930,657	(3,652,737)

Distribution to Shareholders
Distribution	(1,011,048)	(3,746,980)	(945,590)	(7,468,134)	—	(2,578,282)
Return of Capital	—	(296,809)	—	—	—	—
Total Distribution to Shareholders	(1,011,048)	(4,043,789)	(945,590)	(7,468,134)	—	(2,578,282)

Capital Share Transactions
Proceeds from shares sold	—	73,664,064	—	59,285,116	—	85,719,201
Proceeds received in connection with merger	—	—	—	111,521,280	—	62,868,722
Cost of shares redeemed	(26,755,727)	(116,984,521)	(54,632,908)	(408,476,155)	(41,591,199)	(131,761,633)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(26,755,727)	(43,320,457)	(54,632,908)	(237,669,759)	(41,591,199)	16,826,290

Net Increase (Decrease) in Net Assets	(23,023,117)	(41,564,638)	(38,231,475)	(222,028,324)	(30,660,542)	10,595,271

Net Assets
Beginning of period	113,582,803	155,147,441	239,695,278	461,723,602	180,720,831	170,125,560
End of period	$90,559,686	$113,582,803	$201,463,803	$239,695,278	$150,060,289	$180,720,831

Change in Share Transactions
Shares sold	—	3,425,000	—	2,575,000	—	4,225,000
Shares received in connection with merger	—	—	—	4,866,665	—	3,106,941
Shares redeemed	(1,200,000)	(5,500,000)	(2,225,000)	(18,000,000)	(2,000,000)	(6,575,000)
Net Increase (Decrease) in Shares Outstanding	(1,200,000)	(2,075,000)	(2,225,000)	(10,558,335)	(2,000,000)	756,941

See accompanying Notes to Financial Statements.

Cabana Target Beta ETF Financial Highlights (For a Share Outstanding Throughout the Period Presented)
	Six Months Ended October 31, 2024 (Unaudited)	Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022	Period Ended April 30, 2021(a)
Net asset value, beginning of period	$21.53	$21.11	$22.66	$25.23	$24.98

Investment operations:
Net investment income(b)	0.29	0.68	0.29	0.38	0.25
Net realized and unrealized gain (loss) on investments	0.63	0.53	(1.48)	(2.47)	0.11
Total from investment activities	0.92	1.21	(1.19)	(2.09)	0.36

Distributions to shareholders from:
Net investment income	(0.23)	(0.73)	(0.36)	(0.48)	(0.11)
Return of capital	—	(0.06)	—	—	—
Total distributions	(0.23)	(0.79)	(0.36)	(0.48)	(0.11)

Net asset value, end of period	$22.22	$21.53	$21.11	$22.66	$25.23

Net Asset Value, Total Return	4.25%(c)	5.81%	(5.31)%	(8.48)%	1.45%(c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$90,560	$113,583	$155,147	$256,088	$349,383
Ratio of expenses to:
Expenses before fee waiver(d)	0.80%(e)	0.80%	0.80%	0.80%	0.80%(e)
Expenses after fee waiver(d)	0.69%(e)	0.65%	0.55%	0.57%	0.54%(e)
Net investment income (loss)	2.53%(e)	3.20%	1.35%	1.49%	1.69%(e)
Portfolio turnover rate(f)	0%(c)	460%	1,048%	338%	416%(c)

(a)    For the period September 17, 2020 (commencement of operations) to April 30, 2021.

(b)    Per share amounts are calculated using the average shares method.

(c)     Not Annualized for periods less than one year.

(d)    The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund is invested. The ratio does not include these indirect fees and expenses.

(e)    Annualized for periods less than one year.

(f)     Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

Cabana Target Drawdown 10 ETF Financial Highlights (For a Share Outstanding Throughout the Period Presented)
	Six Months Ended October 31, 2024 (Unaudited)	Year Ended April 30, 2024	Year Ended April 30, 2023	Year Ended April 30, 2022	Period Ended April 30, 2021(a)
Net asset value, beginning of period	$23.35	$22.17	$23.93	$26.20	$25.02

Investment operations:
Net investment income(b)	0.26	0.56	0.30	0.30	0.22
Net realized and unrealized gain (loss) on investments	1.55	1.17	(1.68)	(2.25)	1.09
Total from investment operations	1.81	1.73	(1.38)	(1.95)	1.31

Distributions to shareholders from:
Net investment income	(0.11)	(0.55)	(0.38)	(0.32)	(0.13)
Total distributions	(0.11)	(0.55)	(0.38)	(0.32)	(0.13)

Net asset value, end of period	$25.05	$23.35	$22.17	$23.93	$26.20

Net Asset Value, Total Return	7.74%(c)	7.85%	(5.78)%	(7.58)%	5.27%(c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$201,464	$239,695	$461,724	$782,042	$660,816
Ratio of expenses to:
Expenses before fee waiver(d)	0.80%(e)	0.80%	0.80%	0.80%	0.80%(e)
Expenses after fee waiver(d)	0.69%(e)	0.65%	0.55%	0.58%	0.54%(e)
Net investment income (loss)	2.08%(e)	2.48%	1.31%	1.13%	1.46%(e)
Portfolio turnover rate(f)	0%(c)	485%	1,068%	319%	451%(c)

(a)    For the period September 17, 2020 (commencement of operations) to April 30, 2021.

(b)    Per share amounts are calculated using the average shares method.

(c)     Not Annualized for periods less than one year.

(d)    The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund is invested. The ratio does not include these indirect fees and expenses.

(e)    Annualized for periods less than one year.

(f)     Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

Cabana Target Leading Sector Moderate ETF Financial Highlights (For a Share Outstanding Throughout the Period Presented)
	Six Months Ended October 31, 2024 (Unaudited)	Year Ended April 30, 2024	Year Ended April 30, 2023	Period Ended April 30, 2022(a)
Net asset value, beginning of period	$19.74	$20.25	$21.83	$25.09

Investment operations:
Net investment income(b)	0.11	0.54	0.29	0.11
Net realized and unrealized gain (loss) on investments	1.12	(0.52)	(1.23)	(3.21)(g)
Total from investment operations	1.23	0.02	(0.94)	(3.10)

Distributions to shareholders from:
Net investment income	—	(0.53)	(0.64)	(0.16)
Total distributions	—	(0.53)	(0.64)	(0.16)

Net asset value, end of period	$20.97	$19.74	$20.25	$21.83

Net Asset Value, Total Return	6.23%(c)	(0.03)%	(4.27)%	(12.51)%(c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$150,060	$180,721	$170,126	$72,025
Ratio of expenses to:
Expenses before fee waiver(d)	0.80%(e)	0.80%	0.80%	0.80%(e)
Expenses after fee waiver(d)	0.69%(e)	0.67%	0.59%	0.59%(e)
Net investment income (loss)	1.05%(e)	2.69%	1.40%	0.53%(e)
Portfolio turnover rate(f)	0%(c)	681%	1,003%	231%(c)

(a)    For the period July 13, 2021 (commencement of operations) to April 30, 2021.

(b)    Per share amounts are calculated using the average shares method.

(c)     Not Annualized for periods less than one year.

(d)    The Fund invests in other funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds in which the Fund is invested. The ratio does not include these indirect fees and expenses.

(e)    Annualized for periods less than one year.

(f)     Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

(g)    Per share net realized and unrealized gains or losses on investments is a balancing amount and may not correspond with the realized and change in aggregate unrealized gains and losses in the Fund’s securities because of the timing of sales and repurchases of the Fund’s shares in relation to fluctuating market values for the Fund.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Unaudited) October 31, 2024

1.     Organization

Exchange Listed Funds Trust (the “Trust”) was organized on April 4, 2012 as a Delaware statutory trust and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. The Trust has registered its Shares in multiple separate series. The assets of each series in the Trust are segregated and a shareholder’s interest is limited to the series in which Shares are held. The financial statements presented herein relate to the funds listed below and are individually referred to as a “Fund” or collectively as the “Funds”:

Cabana Target Beta ETF

Cabana Target Drawdown 10 ETF

Cabana Target Leading Sector Moderate ETF

The Cabana Target Beta ETF, the Cabana Target Drawdown 10 ETF and the Cabana Target Leading Sector Moderate ETF are classified as diversified investment companies under the 1940 Act.

Each Fund is an actively managed exchange-traded fund (“ETF”). Unlike index ETFs, actively managed ETFs do not seek to track the performance of a specified index. Instead, each Fund uses an active investment strategy in seeking to meet its investment objective.

The Cabana Target Beta ETF seeks to provide long-term growth. The Cabana Target Beta ETF seeks to achieve its investment objective by targeting a one year rolling beta of 0.35 relative to the S&P 500 Equal Weight Index, although the beta exposure is not a fixed amount and may vary based on the fund’s proprietary algorithm for assessing market and economic conditions. Beta is a measure of the volatility of an asset relative to the overall market. The Cabana Target Drawdown 10 ETF seeks to provide long-term growth within a targeted risk parameter and seeks to achieve its investment objective with limited volatility and reduced correlation to the overall performance of the equity markets by allocating its assets among ETFs in the following five major asset classes: equities, fixed income securities, real estate, currencies, and commodities. The Cabana Target Leading Sector Moderate ETF seeks to provide long-term growth and seeks to achieve its investment objective primarily by allocating its assets among ETFs that invest in securities of companies in the various sectors of the U.S. market: communication services, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, and utilities. The Cabana Target Beta ETF and the Cabana Target Drawdown 10 ETF commenced operations on September 17, 2020 and the Cabana Target Leading Sector Moderate ETF commenced operations on July 13, 2021.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

2.     Basis of Presentation and Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Trust in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.”

(a)    Use of Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and income and expenses during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value each Fund ultimately realizes upon sale of the securities.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) October 31, 2024

(b)    Valuation of Investments

Each Fund records investments at fair value using procedures approved by the Board and are generally valued using market valuations (Market Approach). A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In December 2020, the SEC adopted Rule 2a-5 under the 1940 Act, establishing requirements to determine fair value in good faith for purposes of the 1940 Act. The rule permits fund boards to designate a fund’s investment adviser to perform fair-value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth recordkeeping requirements associated with fair-value determinations.

Pursuant to the requirements of Rule 2a-5, the Board (i) has designated the Adviser as the Board’s valuation designee to perform fair-value determinations for the Fund through the Adviser’s Valuation Committee and (ii) has approved the Adviser’s Valuation Procedures.

In the event that current market valuations are not readily available or such valuations do not reflect current fair market value, the Trust’s procedures require the Valuation Committee, in accordance with the Trust’s Board-approved Valuation Procedures, to determine a security’s fair value. In determining such value, the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices). Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. With respect to securities that are primarily listed on foreign exchanges, the value of each Fund’s portfolio securities may change on days when the investors will not be able to purchase or sell their Shares.

Each Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of each Fund (observable inputs) and (2) each Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•   Level 1 – Quoted prices in active markets for identical assets.

•   Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•   Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the Valuation Procedures noted previously, ETFs and short-term investments are generally categorized as Level 1 in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2 or Level 3).

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) October 31, 2024

The following is a summary of the valuations as of October 31, 2024, for each Fund based upon the three levels defined above:

Cabana Target Beta ETF

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds*	$89,950,464	$—	$—	$89,950,464
Short-Term Investments	2,762,750	—	—	2,762,750
Total	$92,713,214	$—	$—	$92,713,214

Cabana Target Drawdown 10 ETF

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds*	$199,792,380	$—	$—	$199,792,380
Short-Term Investments	3,221,750	—	—	3,221,750
Total	$203,014,130	$—	$—	$203,014,130

Cabana Target Leading Sector Moderate ETF

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds*	$148,712,333	$—	$—	$148,712,333
Total	$148,712,333	$—	$—	$148,712,333

*   See Schedule of Investments for additional detailed categorizations.

(c)    Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on the trade date. However, for daily Net Asset Value (“NAV”) determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount, using the effective yield method. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend Income on the Statements of Operations is shown net of any foreign taxes withheld on income from foreign securities, which are provided for in accordance with each Fund’s understanding of the applicable tax rules and regulations, if any.

(d)    Federal Income Tax

It is the policy of each Fund to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the “Code”) and to distribute substantially all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required as long as each Fund qualifies as a regulated investment company.

Management of each Fund has evaluated tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. In general, tax positions taken in previous tax years remain subject to examination by tax authorities (generally three years for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require each Fund to record a tax

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) October 31, 2024

liability and, therefore, there is no impact to the Fund’s financial statements. Each Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statements of Operations. As of October 31, 2024, the Funds did not have any interest or penalties associated with the underpayment of any income taxes.

(e)    Distributions to Shareholders

The Cabana Target Beta ETF and Cabana Target Drawdown 10 ETF each pay out dividends from their net investment income at least quarterly and distribute their net capital gains, if any, at least annually. The Cabana Target Leading Sector Moderate ETF distributes its net investment income and capital gains, if any, at least annually. Each Fund may make distributions on a more frequent basis to comply with the distributions requirement of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital and distribution reclassifications), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales and straddles) do not require a reclassification

3.     Transactions with Affiliates and Other Servicing Agreements

(a)    Investment Advisory and Administrative Services

Exchange Traded Concepts, LLC (the “Adviser”) serves as the investment adviser to each Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advisory services to each Fund and is responsible for, among other things, overseeing the Sub-Adviser (as defined below), including regular review of the Sub-Adviser’s performance, trading portfolio securities on behalf of each Fund, and selecting broker-dealers to execute purchase and sale transactions, subject to the oversight of the Board. For the services it provides, each Fund pays the Adviser a fee calculated daily and paid monthly at an annual rate of 0.80% of the Fund’s average daily net assets.

ETC Platform Services, LLC (“ETC Platform Services”), a direct wholly owned subsidiary of the Adviser, administers each Fund’s business affairs and provides office facilities and equipment, certain clerical, bookkeeping and administrative services, paying agent services under each Fund’s unitary fee arrangement (as described below), and its officers and employees to serve as officers or Trustees of the Trust. ETC Platform Services also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for each Fund to operate. For the services it provides to each Fund, ETC Platform Services is paid a fee calculated daily and paid monthly based on a percentage of each Fund’s average daily net assets.

Under the Advisory Agreement, the Adviser has agreed to pay all expenses of each Fund (including the fee charged by ETC Platform Services) except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”). As part of an arrangement between the Sub-Adviser and the Adviser, the Sub-Adviser has agreed to assume the Adviser’s obligation to pay all expenses of the Fund (except Excluded Expenses) and, to the extent applicable, pay the Adviser a minimum fee.

The Adviser has contractually agreed to waive its fees and reimburse expenses to the extent necessary to keep total annual operating expenses of each Fund (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, acquired fund fees and expenses, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 0.69% of the

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) October 31, 2024

combined average daily net assets of the Funds up to and including $750 million, and 0.64% of combined average daily net assets in excess of $750 million. This arrangement is in effect through at least August 31, 2025, unless earlier terminated by the Trust for any reason at any time with the approval of the Board.

Fund	Expenses Waived
Cabana Target Beta ETF	$57,877
Cabana Target Drawdown 10 ETF	125,206
Cabana Target Leading Sector Moderate ETF	94,139

The above waived amounts are not subject to recoupment.

An interested Trustee and certain officers of the Trust are affiliated with the Adviser and receive no compensation from the Trust for serving as officers and/or Trustee.

(b)    Investment Sub-Advisory Agreement

The Adviser has entered into investment sub-advisory agreement (the “Sub-Advisory Agreement”) with respect to the Funds with Cabana LLC d/b/a Cabana Asset Management (the “Sub-Adviser”). Under the Sub-Advisory Agreement, the Sub-Adviser makes investment decisions for the Funds and continuously reviews and administers the investment program of the Funds, subject to the supervision of the Adviser and the oversight of the Board. The Adviser pays a fee to the Sub-Adviser out of the Fee the Adviser receives from each Fund, which is calculated daily and paid monthly. Assets of each of the Cabana Target Beta ETF and Cabana Target Drawdown 10 ETF shall be aggregated for purposes of calculating the sub-advisory fee for those funds.

(c)    Distribution Arrangement

Foreside Fund Services, LLC (the “Distributor”), a Delaware limited liability company, is the principal underwriter and distributor of each Fund’s Shares. The Distributor does not maintain any secondary market in any Fund’s Shares.

The Trust has adopted a Rule 12b-1 Distribution and Service Plan (the “Distribution and Service Plan”) pursuant to which payments of up to a maximum of 0.25% of a Fund’s average daily net assets may be made to compensate or reimburse financial intermediaries for activities principally intended to result in the sale of each Fund’s Shares. In accordance with the Distribution and Service Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Trust.

Currently, no payments are made under the Distribution and Service Plan. Such payments may only be made after approval by the Board. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Trust.

(d)    Other Servicing Agreements

Ultimus Fund Services, LLC provides administration and fund accounting services to the Trust pursuant to separate servicing agreements. Brown Brothers Harriman & Co. serves as each fund’s custodian and transfer agent pursuant to a custodian agreement and transfer agency services agreement. The Adviser pays these fees.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) October 31, 2024

4.     Investments Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the six months ended October 31, 2024, were as follows:

Fund	Purchases	Sales
Cabana Target Beta ETF	$—	$—
Cabana Target Drawdown 10 ETF	—	—
Cabana Target Leading Sector Moderate ETF	—	414,576

Purchases and sales of in-kind transactions for the six months ended October 31, 2024, were as follows:

Fund	Purchases	Sales
Cabana Target Beta ETF	$—	$26,520,233
Cabana Target Drawdown 10 ETF	—	54,313,701
Cabana Target Leading Sector Moderate ETF	—	41,336,692

Transactions with Affiliates. The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment advisor, common officers, or common trustees. During the six months ended October 31, 2024, the Funds did not engage in securities purchases and securities sales with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act.

5.     Capital Share Transactions

Fund Shares are listed and traded on the NASDAQ Stock Market, LLC (the “Exchange”) each day that the Exchange is open for business (“Business Day”). Each Fund’s Shares may only be purchased and sold on the Exchange through a broker-dealer. Because each Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to NAV, greater than NAV (premium) or less than NAV (discount).

Each Fund offers and redeems Shares on a continuous basis at NAV only in large blocks of Shares (“Creation Units”). Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Fund Shares may only be purchased from or redeemed directly from each Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.

To the extent contemplated by a Participant Agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed by the Distributor, on behalf of each Fund, by the time as set forth in a Participant Agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the market value as set forth in the Participant Agreement. A Participant Agreement may permit each Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of each Fund acquiring such shares and the value of the collateral.

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from each Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker, which will be subject to customary brokerage commissions or fees.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) October 31, 2024

A purchase (i.e., creation) transaction fee may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. Each Fund may adjust the creation transaction fee from time to time based upon actual experience. In addition, a variable fee may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Each Fund may adjust the non-standard charge from time to time based upon actual experience. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the deposit securities to the account of the Trust. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover.

A redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and Authorized Participants will be required to pay a redemption transaction fee regardless of the number of Creation Units created in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. Each Fund may adjust the redemption transaction fee from time to time based upon actual experience. In addition, a variable fee, payable to each Fund, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for each Fund. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the redemption transaction fees and non-standard charges. Investors are responsible for the costs of transferring the securities constituting each Fund’s securities to the account of the Trust. The non-standard charges are payable to each Fund as it incurs costs in connection with the redemption of Creation Units, the receipt of each Fund’s securities and the cash redemption amount and other transactions costs.

6.     Principal Risks

As with any investment, an investor could lose all or part of their investment in each Fund and each Fund’s performance could trail that of other investments. Each Fund is subject to the principal risks noted below, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. Additional principal risks are disclosed in the Funds’ prospectus. Please refer to the relevant Fund’s prospectus for a complete description of the principal risks of investing in that Fund.

Asset Allocation Risk. Each Fund’s investment performance depends upon the successful allocation by the Sub-Adviser of the Fund’s assets among asset classes. There is no guarantee that the Sub-Adviser’s allocation techniques and decisions will produce the desired results.

Exchange-Traded Funds Risk. Through its investments in ETFs, each Fund is subject to the risks associated with the ETFs’ investments, including the possibility that the value of the instruments held by an ETF could decrease. A Fund’s exposure to a particular risk will be proportionate to that Fund’s overall allocation and each ETF’s asset allocation. In addition, by investing in a Fund, shareholders indirectly bear fees and expenses charged by the ETFs in addition to the Fund’s direct fees and expenses. As a result, the cost of investing in a Fund may exceed the costs of investing directly in ETFs. A Fund may purchase ETFs at prices that exceed the net asset value of their underlying investments and may sell ETF investments at prices below such net asset value, and will likely incur brokerage costs when it purchases and sells ETFs.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) October 31, 2024

Market Risk. Overall market risk may affect the value of individual instruments in which a Fund invests. A Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect a Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, changes in interest rate levels, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats, lack of liquidity in the bond or other markets, volatility in the securities markets, adverse investor sentiment and political events affect the securities markets. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. Securities markets also may experience long periods of decline in value. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole. Rates of inflation have recently risen. The value of assets or income from an investment may be worth less in the future as inflation decreases the value of money.

Trading Risk. Shares of each Fund may trade on the Exchange above (premium) or below (discount) their NAV. The NAV of shares of each Fund will fluctuate with changes in the market value of that Fund’s holdings. The market prices of each Fund’s shares will fluctuate continuously throughout trading hours based on market supply and demand and may deviate significantly from the value of such Fund’s holdings, particularly in times of market stress, with the result that investors may pay more or receive less than the underlying value of the Fund shares bought or sold. When buying or selling shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares of a Fund (bid) and the lowest price a seller is willing to accept for shares of a Fund (ask), which is known as the bid-ask spread. In addition, although each Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of a Fund inadvisable. In stressed market conditions, the market for a Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. In such a circumstance, a Fund’s shares could trade at a premium or discount to their NAV.

7.     Federal Income Taxes

As of the tax year ended April 30, 2024, the components of distributable earnings (loss) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Capital Gains (Losses)*	Unrealized Appreciation (Depreciation) on Investments	Distributable Earnings (Loss)
Cabana Target Beta ETF	$—	$(80,510,302)	$(1,241,803)	$(81,752,105)
Cabana Target Drawdown 10 ETF**	782,532	(390,717,213)	(901,393)	(390,836,074)
Cabana Target Leading Sector Moderate ETF**	1,610,824	(223,121,850)	(2,380,003)	(223,891,029)

*  A portion of the capital loss carryforwards for the Cabana Target Drawdown 10 ETF and Cabana Target Leading Sector Moderate ETF were acquired in a tax-free reorganization on January 5, 2024. See Note 10.

** The Cabana Target Drawdown 10 ETF and Cabana Target Leading Sector Moderate ETF Funds’ ability to utilize its acquired capital loss carryforwards is subject to an annual limitation under the Internal Revenue Code.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) October 31, 2024

At October 31, 2024, gross unrealized appreciation and depreciation of investments owned by each Fund, based on cost for federal income tax purposes were as follows:

Fund	Tax Cost of Investments	Unrealized Appreciation on Investments	Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
Cabana Target Beta ETF	$91,616,282	$2,078,377	$(981,445)	$1,096,932
Cabana Target Drawdown 10 ETF	191,563,344	15,728,535	(4,277,749)	11,450,786
Cabana Target Leading Sector Moderate ETF	142,917,468	9,128,396	(3,333,531)	5,794,865

As of the tax year ended April 30, 2024, each Fund has non-expiring accumulated capital loss carryforwards as follows:

Fund	Short-Term	Long-Term	Total Amount
Cabana Target Beta ETF	$80,510,302	$—	$80,510,302
Cabana Target Drawdown 10 ETF	390,717,213	—	390,717,213
Cabana Target Leading Sector Moderate ETF	223,121,850	—	223,121,850

8.     Securities Lending

Each Fund has entered into a Securities Lending Agreement with the Brown Brothers Harriman & Co. (the “Lending Agent”) to lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of a Fund (including the loan collateral). The Funds will not lend portfolio securities to the Adviser or its affiliates unless permissible under the 1940 Act and the rules and regulations thereunder. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 102% of the value of domestic equity securities and American Depositary Receipts and 105% of the value of foreign equity securities (other than American Depositary Receipts (ADRs)). However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent.

Lending securities involves certain risks, including the risk that the Funds may be delayed or restricted from recovering the loaned securities or disposing of the collateral for the loan, which could give rise to loss because at adverse market actions expenses and/or delays in connection with the disposition of the underlying securities. Any gain or loss in the market price of the securities loaned and income from lending activity by a Fund that might occur during the term of the loan would be for the account of the Fund.

Cash collateral received in connection with securities lending is invested in short-term investments by the Lending Agent. The Funds do not have effective control of the non-cash collateral and therefore it is not disclosed in the Funds’ Schedules of Investments.

Securities lending transactions are entered into by the Funds under the Securities Lending Agreement, which permits each Fund, under certain circumstances such as an event of default, to offset amounts payable by the Funds to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Funds.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) October 31, 2024

The following is a summary of securities lending agreements held by the Funds, with cash collateral of overnight maturities and non-cash collateral, which would be subject to offset as of October 31, 2024:

Fund	Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received(1)	Value of Non-Cash Collateral Received(1)	Net Amount
Cabana Target Beta ETF	$2,701,101	$2,701,101	$—	$—
Cabana Target Drawdown 10 ETF	3,152,340	3,152,340	—	—

(1)  Collateral and non-cash collateral received in excess of market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Statements of Assets and Liabilities.

The value of loaned securities and related collateral outstanding at October 31, 2024 are shown in the Schedules of Investments. The value of the collateral held may be temporarily less than that required under the lending contract. As of October 31, 2024, the cash collateral was invested in Short-Term Investments with the following maturities:

Remaining Contractual Maturity of the Agreements, as of October 31, 2024
Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 days	>90 days	Total
Cabana Target Beta ETF
Short-Term Investments	$2,762,750	$—	$—	$—	$2,762,750

Cabana Target Drawdown 10 ETF
Short-Term Investments	$3,221,750	$—	$—	$—	$3,221,750

9.     Recent Market Events

Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. Periods of market volatility may occur in response to such events and other economic, political, and global macro factors.

Governments and central banks, including the Federal Reserve in the United States, took extraordinary and unprecedented actions to support local and global economies and the financial markets in response to the COVID-19 pandemic, including by keeping interest rates at historically low levels for an extended period. The Federal Reserve concluded its market support activities in 2022 and began to raise interest rates in an effort to fight inflation. The Federal Reserve may determine to raise interest rates further. This and other government intervention into the economy and financial markets to address the pandemic, inflation, or other significant events in the future may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

10.   Reorganization

At a meeting held on November 8, 2023, the Board of the Trust approved the following reorganizations (each, a “Reorganization”) of the Cabana Target Drawdown 13 ETF, the Cabana Target Drawdown 16 ETF, the Cabana Target Leading Sector Conservative ETF, and the Cabana Target Leading Sector Aggressive ETF (each an “Acquired Fund,” and collectively, the “Acquired Funds”). Each Acquired Fund was a series of Exchange Listed Funds Trust. The Trust approved the following Reorganizations of the Acquired Funds: (i) the Reorganization of the Cabana Target Drawdown 13 ETF and the Cabana Target Drawdown 16 ETF into the Cabana Target Drawdown 10 ETF and (ii) the Reorganization of the Cabana Target Leading Sector Aggressive ETF and the Cabana Target Leading Sector Conservative ETF into the Cabana Target Leading Sector Moderate ETF (collectively, with the Cabana Target Drawdown 10 ETF, the “Acquiring Funds”). Each Reorganization occurred after the close of business on January 5, 2024.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) October 31, 2024

Each Reorganization occurred by transferring all of the assets of the Acquired Funds to the Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption of all the liabilities of the Acquired Funds by the Acquiring Fund. Each Reorganization was accomplished by a tax-free exchange of shares of each Acquiring Fund. A tax-free exchange means that shareholders of the Acquired Funds will not realize any capital gains (losses) for federal income tax purposes. The following amounts were exchanged:

Acquiring Fund Name	Acquiring Fund’s Net Assets before Reorganization	Acquiring Fund’s Shares Outstanding before Reorganization	Acquiring Fund’s Net Assets after Reorganization	Acquiring Fund’s Shares Outstanding after Reorganization
Cabana Drawdown 10 ETF	$286,439,954	12,500,000	$397,961,234	17,366,665
Cabana Target Leading Sector Moderate ETF	98,644,359	4,875,000	161,513,081	7,981,941

A reconciliation of each Acquiring Fund’s ending net assets and shares outstanding after the Reorganizations were as follows:

Fund Name	Reconciliation of Acquiring Fund’s Net Assets after Reorganization	Reconciliation of Acquiring Fund’s Shares Outstanding after Reorganization
Cabana Drawdown 10 ETF	$286,439,954	12,500,000
Cabana Drawdown 13 ETF	67,429,054	2,942,530
Cabana Drawdown 16 ETF	44,092,226	1,924,135
Total	$397,961,234	17,366,665

Cabana Target Leading Sector Moderate ETF	$98,644,359	4,875,000
Cabana Target Leading Sector Aggressive ETF	38,784,583	1,916,719
Cabana Target Leading Sector Conservative ETF	24,084,139	1,190,222
Total	$161,513,081	7,981,941

The net unrealized appreciation (depreciation) for each Acquired Fund immediately before the Reorganizations were as follows:

Acquired Fund Name	Acquired Fund’s Unrealized Appreciation (Depreciation)(1)
Cabana Drawdown 13 ETF	$1,725,652
Cabana Drawdown 16 ETF	1,148,448
Cabana Target Leading Sector Aggressive ETF	1,300,157
Cabana Target Leading Sector Conservative ETF	210,110

(1)  Each Acquiring Fund has elected to carry forward the assets of the Acquired Funds at each Acquired Fund’s historical cost basis for purposes of measuring unrealized appreciation (depreciation) and future realized gain (loss) of those acquired assets.

For accounting and financial reporting purposes, the Acquiring Funds are the accounting survivors and as a result, the financial statements and financial highlights do not reflect the operations of the Acquired Funds. The Acquiring Funds are the accounting survivors for performance purposes.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued) October 31, 2024

11.   New Accounting Pronouncement

In November 2023, the Financial Accounting Standards Board issued Accounting Standards Update No. 2023-07 (“ASU 2023-07”), Segment Reporting (“Topic 280”). ASU 2023-07 clarifies the guidance in Topic 280, which requires public entities to provide disclosures of significant segment expenses and other segment items. The guidance requires public entities to provide in interim periods all disclosures about a reportable segment’s profit or loss and assets that are currently required annually and also applies to public entities with a single reportable segment. Entities are permitted to disclose more than one measure of a segment’s profit or loss if such measures are used by the Chief Operating Decision Maker to allocate resources and assess performance, as long as at least one of those measures is determined in a way that is most consistent with the measurement principles used to measure the corresponding amounts in the consolidated financial statements. The amendments in this Update are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. Management is currently evaluating the implications, if any, of the additional requirements and their impact on the financial statements.

12.   Events Subsequent to Fiscal Period End

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined there are no subsequent events that would require disclosure in a Fund’s financial statements.

EXCHANGE LISTED FUNDS TRUST BOARD CONSIDERATIONS OF APPROVAL OF ADVISORY AGREEMENT (Unaudited) October 31, 2024

Approval of Continuance of Investment Advisory and Sub-Advisory Agreements

At a meeting held on September 17, 2024 (the “Meeting”), the Board of Trustees (the “Board”) of Exchange Listed Funds Trust (the “Trust”) considered and approved the continuance of the following agreements (the “Agreements”) with respect to the Cabana Target Beta ETF (“TDSB”), Cabana Target Drawdown 10 ETF (“TDSC”), and Cabana Target Leading Sector Moderate ETF (“CLSM”) (each, a “Fund” and collectively, the “Funds”):

•   the investment advisory agreement between the Trust, on behalf of the Funds, and Exchange Traded Concepts, LLC (“ETC”) pursuant to which ETC provides advisory services to the Funds; and

•   the sub-advisory agreement between ETC and Cabana LLC (“Cabana”) pursuant to which Cabana provides sub-advisory services to the Funds.

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the continuance of the Agreements must be approved by a vote of (i) the Trustees or the shareholders of each Fund and (ii) a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approvals, the Board must request and evaluate, and ETC and Cabana are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreements. In addition, rules under the 1940 Act require each Fund to disclose in its shareholder reports the material factors and the conclusions with respect thereto that formed the basis for the Board’s approval of the Agreements.

Consistent with these responsibilities, prior to the Meeting, the Board reviewed written materials from ETC and Cabana, and, at the Meeting, representatives from ETC presented additional oral and written information to help the Board evaluate the Agreements. Among other things, the Board was provided overviews of each of ETC’s and Cabana’s advisory business, including investment personnel and investment processes. During the Meeting, the Board discussed the materials it received, including a memorandum from legal counsel to the Independent Trustees on the responsibilities of Trustees in considering the approval of investment advisory agreements under the 1940 Act, considered ETC’s oral presentation, and deliberated on the approval of the Agreements in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from ETC and Cabana. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel separately and without management present.

In considering whether to approve the continuance of the Agreements, the Board took into account the materials provided for the Meeting, the extensive discussion before and during the Meeting, including the discussion the Independent Trustees had during their executive session with independent legal counsel. In particular, the Board took into consideration (i) the nature, extent, and quality of the services provided by ETC and Cabana to each Fund; (ii) each Fund’s performance; (iii) ETC’s and Cabana’s costs of and profits realized from providing advisory and sub-advisory services to each Fund, including any fall-out benefits to ETC and Cabana or their respective affiliates; (iv) comparative fee and expense data; (v) the extent to which the advisory fee for each Fund reflects economies of scale shared with Fund shareholders; and (vi) other factors the Board deemed to be relevant.

Nature, Extent, and Quality of Services. With respect to the nature, extent, and quality of the services provided to each Fund, the Board considered ETC’s and Cabana’s specific responsibilities in all aspects of day-to-day management of each Fund.

The Board considered that beyond portfolio management, ETC’s responsibilities, including through its affiliates, include overseeing the activities of Cabana, including regular review of Cabana’s performance and compliance functions; trading portfolio securities and other investment instruments on behalf of each Fund based on instructions from Cabana; selecting broker-dealers to execute purchase and sale transactions; determining the daily baskets of deposit securities and cash components; executing portfolio securities trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; monitoring compliance with various policies and procedures and applicable securities regulations; quarterly reporting to the Board; and implementing Board directives as they relate to the Funds, and subject to the supervision of ETC and oversight of the Board, Cabana’s responsibilities include developing, implementing, and maintaining each Fund’s

EXCHANGE LISTED FUNDS TRUST BOARD CONSIDERATIONS OF APPROVAL OF ADVISORY AGREEMENT (Unaudited) (Continued) October 31, 2024

investment program; providing security selection instructions to ETC; overseeing general portfolio compliance with relevant law; quarterly reporting to the Board; and implementing Board directives as they relate to the Funds. The Board noted that it had been provided with ETC’s and Cabana’s registration forms on Form ADV as well as their responses to a detailed series of questions, which included a description of their operations, services, personnel, compliance programs, risk management programs, and financial conditions, and whether there had been material changes to such information since it was last presented to the Board. The Board considered the qualifications, experience, and responsibilities of ETC’s and Cabana’s investment personnel, the quality of ETC’s and Cabana’s compliance infrastructures, and the determination of the Trust’s Chief Compliance Officer that each has appropriate compliance policies and procedures in place. The Board considered ETC’s and Cabana’s experience working with ETFs, including the Funds, and noted ETC’s experience managing other series of the Trust and other ETFs outside of the Trust. The Board also noted no material changes to ETC’s and Cabana’s staffing, management, or overall condition over the past year.

The Board also considered other services provided to the Funds by ETC, including through its affiliates, such as arranging for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate; administering each Fund’s business affairs; providing office facilities and equipment and certain clerical, bookkeeping and administrative services; liaising with and reporting to the Board on matters relating to Fund operations, portfolio management and other matters essential to each Fund’s business activities; supervising each Fund’s registration as an investment company and the offering of Fund shares to the public, including oversight and preparation of regulatory filings; working with ETF market participants, including authorized participants, market makers, and exchanges, to help facilitate an orderly trading environment for each Fund’s shares; and providing its officers and employees to serve as officers or Trustees of the Trust.

Based on review of this information, the Board concluded that the nature, extent and quality of services provided to the Funds under the Agreements supported the Board’s approval of the continuance of the Agreements, respectively, for the coming year.

Performance. The Board reviewed the performance of each of the Funds in light of each Fund’s stated investment objective, noting that each Fund is actively managed. The Board was provided reports regarding each Fund’s past performance, including a report prepared by ISS, an independent third party, comparing the Fund’s performance to the performance of a group of peer funds (each a “Peer Group”) for various time periods ended June 30, 2024. The Board reviewed this information for each Fund in turn, noting its observations with respect to each Fund.

Cabana Target Beta ETF (TDSB)

The Board found that TDSB underperformed the median and mean for the June 30, 2024 year-to-date, 1 year and 3 year periods (annualized). The Fund’s June 30, 2024 year-to-date and 1 year were positive and not the lowest of its peer group. The Fund underperformed its new benchmark index (S&P 500) and underperformed its secondary and former primary benchmark (S&P Target Risk Moderate Index) for the one-year, three-year and since inception periods ended June 30, 2024.

Cabana Target Drawdown 10 ETF (TDSC)

The Board found that TDSC underperformed the median and mean for the June 30, 2024 year-to-date, 1 year and 3 year periods (annualized). The Fund’s June 30, 2024 year-to-date and 1 year were positive and not the lowest of its peer group. The Fund underperformed its new benchmark index (S&P 500) for the one-year, three-year and since inception periods ended June 30, 2024, but outperformed its secondary and former primary benchmark (S&P Target Risk Moderate Index) for the one-year period ended June 30, 2024, although underperforming for three years and since inception.

EXCHANGE LISTED FUNDS TRUST BOARD CONSIDERATIONS OF APPROVAL OF ADVISORY AGREEMENT (Unaudited) (Continued) October 31, 2024

Cabana Target Leading Sector Moderate ETF (CLSM)

The Board found that CSLM underperformed the median and mean for both of the June 30, 2024 year-to-date and 1 year periods (annualized), although it did generate a positive return. The Fund underperformed its new benchmark index (S&P 500) and its secondary and former primary benchmark (S&P Target Risk Moderate Index) for the one-year and since inception periods ended June 30, 2024.

The Board considered ETC’s observation that each Fund has demonstrated certain levels of underperformance relative to each Fund’s peer group and benchmark index, however, in no case were the Funds the worst performing funds on a sustained basis and in most instances were within the range of their peers. The investment objective of each of the Funds is to provide long-term growth. The Board further considered ETC’s representation that it has continued to monitor the performance of the Funds, including with respect to TDSC’s objective of a targeted risk parameter for each Fund. Cabana discussed with the Board steps that it is taking to address the underperformance including modifications to its allocation strategies and investment processes designed to enhance performance of CLSM.

Based on the information presented, the Adviser believes that the performance of Cabana is satisfactory for the period with respect to each of the Funds. The Board noted that based on the experience of Cabana and with oversight by ETC, that each of ETC and Cabana are expected to continue to provide satisfactory performance for the Fund and its shareholders.

Cost of Advisory Services and Profitability. The Board reviewed the advisory fee paid by each Fund to ETC and the sub-advisory fee paid by ETC to Cabana under the Agreements. The Board further reviewed a report prepared by ISS, an independent third party, comparing each Fund’s advisory fee to those paid by a group of peer funds. The Board noted that the report included mutual funds in each Fund’s peer group, which were intended to enhance the Board’s ability to evaluate the quality of fees and expenses on a broader scale. The Board took into account the differences in operations and fee structures between ETFs and mutual funds, noting that, unlike most ETFs, mutual funds are typically not structured as a unitary, and gave such weight to the mutual fund data as it deemed appropriate. The Board noted that ISS selected the particular mutual funds that were included in its report. In support of its review of the statistical information, the Board was provided with a description of the methodology used by ISS to prepare this information.

The Board noted that the advisory fee for each of TDSB, TDSC, and CLSM was below the median of advisory fees paid by its peer funds and was less than certain other actively managed ETF in its peer group. The Board also considered that ETC has contractually agreed to waive its fees and reimburse expenses for each Fund to ensure that the total operating expenses of each Fund (excluding amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, acquired fund fees and expenses, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 0.69% of the combined average daily net assets of the Fund and related funds up to and including $750 million, and 0.64% of combined average daily net assets in excess of $750 million. The Board took into consideration that the advisory fee for each Fund is a “unitary fee,” meaning that each Fund pays no expenses other than the advisory fee and certain expenses customarily excluded from unitary fee arrangements, such as underlying investment company fees, brokerage commissions, taxes, and interest. The Board noted that, under the Agreements, ETC is responsible for compensating each Fund’s other service providers and paying each Fund’s other expenses out of its own fees and resources and that, while Cabana has assumed such responsibility, ETC is ultimately responsible for ensuring the obligation is satisfied. The Board also considered that, under each Fund’s investment strategy, the Fund invests in other investment companies, which causes the Fund to indirectly bear the operating expenses of those other investment companies. With respect to the assets of the Funds invested in underlying investment companies, the Board determined that each Fund’s advisory fee is based on services that ETC and Cabana provide to the Fund that are in addition to, not duplicative of, the services provided to the underlying investment companies by their investment advisers. The Board considered that the sub-advisory fees are paid by ETC, not the Funds, and that the sub-advisory fee reflected an arm’s length negotiation between ETC and Cabana. The Board further found that the sub-advisory fee reflected a reasonable allocation of the advisory fee between ETC and Cabana given the work

EXCHANGE LISTED FUNDS TRUST BOARD CONSIDERATIONS OF APPROVAL OF ADVISORY AGREEMENT (Unaudited) (Continued) October 31, 2024

performed by each firm. The Board considered information provided about the costs and expenses incurred by ETC and Cabana in providing advisory and sub-advisory services, evaluated the compensation and benefits received by each of ETC and Cabana from its relationship with the Funds, and reviewed profitability information from ETC and Cabana. The Board considered the risks borne by ETC associated with providing services to the Funds, including the entrepreneurial risk associated with sponsoring new funds, as well as the enterprise risk emanating from litigation and reputational risks, operational and business risks, and other risks associated with the ongoing management of the Funds. Based on the foregoing information, the Board concluded that the advisory and sub-advisory fees appeared reasonable in light of the services rendered.

Economies of Scale. The Board considered whether economies of scale have been realized with respect to the Funds. The Board concluded that no significant economies of scale have been realized and that the Board will have the opportunity to periodically reexamine whether such economies have been achieved.

Conclusion. No single factor was determinative of the Board’s decision to approve the continuance of the Agreements on behalf of each Fund; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, determined that the Agreements, including the compensation payable thereunder, were fair and reasonable to each Fund. The Board, including the Independent Trustees, therefore, determined that the approval of the continuance of the Agreements was in the best interests of each Fund and its shareholders.

10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Investment Adviser:

Exchange Traded Concepts, LLC

10900 Hefner Pointe Drive, Suite 400

Oklahoma City, OK 73120

Investment Sub-Adviser:

Cabana Asset Management

220 S. School Ave.

Fayetteville, AR 72701

Distributor:

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

Legal Counsel:

Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

This information must be preceded or accompanied by a current prospectus for the Funds.

For additional information about the Funds; including each Fund’s prospectus, financial information, holdings, and proxy voting information, call or visit:

•   866-239-9536

•   https://www.cabanaetfs.com/investor-materials

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

Remuneration was paid by the company during the period covered by the report to Trustees on the company’s Board of Trustees. The Board of Trustees expensed $9,661 to each Fund in the Trust for the period covered by the report.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The disclosure regarding the Approval of Advisory Agreement, if applicable, is included as part of the financial statements included above in Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)(1)	Not applicable for semi-annual report.

(a)(2)	Not applicable.

(a)(3)	A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4)	Not applicable to open-end management investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Listed Funds Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens,
Date: December 31, 2024	Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens,
Date: December 31, 2024	Principal Executive Officer

By (Signature and Title)	/s/ Christopher Roleke
Christopher W. Roleke,
Date: December 31, 2024	Principal Financial Officer